PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Reconciliation of net liabilities (assets) (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of assets and liabilities:
Present value of DB plan obligations	R$ 4,102,059	R$ 4,446,092
Fair value of plan assets	4,415,345	4,698,026
Net liabilities (assets)	(313,286)	(251,934)
Net liabilities (assets)	789,519	934,128	R$ 668,481
Current assets	(82,935)	(71,776)
Noncurrent assets	(82,127)	(149,163)
Current liabilities	22,155	25,557
Noncurrent liabilities	932,426	1,129,510
Post-retirement pension plans
Reconciliation of assets and liabilities:
Present value of DB plan obligations	2,238,700	2,429,478
Fair value of plan assets	3,411,297	3,696,914
Net liabilities (assets)	(1,172,597)	(1,267,436)
Net liabilities (assets)	(91,272)	(138,745)	68,368
Current assets	(82,935)	(71,776)
Noncurrent assets	(82,127)	(149,163)
Current liabilities	6,475	6,937
Noncurrent liabilities	67,315	75,257
Post-retirement health plans
Reconciliation of assets and liabilities:
Present value of DB plan obligations	1,863,359	2,016,614
Fair value of plan assets	1,004,048	1,001,112
Net liabilities (assets)	859,311	1,015,502
Net liabilities (assets)	880,791	1,072,873	600,113
Current liabilities	15,680	18,620
Noncurrent liabilities	865,111	1,054,253
Asset Limitation
Reconciliation of assets and liabilities:
Net liabilities (assets)	1,102,805	1,186,062	1,106,963
Asset Limitation | Post-retirement pension plans
Reconciliation of assets and liabilities:
Net liabilities (assets)	1,081,325	1,128,691	1,056,682
Asset Limitation | Post-retirement health plans
Reconciliation of assets and liabilities:
Net liabilities (assets)	R$ 21,480	R$ 57,371	R$ 50,281